Shareholder Report, Line Graph (Details) 74200009900_Franklin Small-Mid Cap Growth Fund_Class R_TSR Annual {Class R} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	$ 23,467	$ 22,999	$ 19,475	$ 20,350	$ 26,428	$ 15,734	$ 15,322	$ 13,077	$ 11,470	$ 10,000	$ 26,770
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,227	27,133	22,186	21,857	22,560	14,948	15,106	13,406	11,858	10,000	$ 39,601
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	28,520	25,094	20,791	20,464	24,576	15,961	15,925	13,537	11,583	10,000	$ 32,187
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 31,574	$ 28,167	$ 22,963	$ 22,367	$ 22,320	$ 15,289	$ 15,158	$ 13,356	$ 11,792	$ 10,000	$ 41,379